Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Money Market Fund, Inc))	0 Months Ended
Oct. 28, 2011
Class A
Average Annual Return:
1 Year	0.01%
5 Years	2.45%
10 Years (or life of class, if less)	2.13%
Inception Date	Apr. 17, 1974
Class Y
Average Annual Return:
1 Year	0.01%
5 Years	2.58%
10 Years (or life of class, if less)	2.55%
Inception Date	Aug. 27, 2004